Reconciliation of Differences between Bermuda Statutory Income Tax Rate and Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Bermuda tax rate	0.00%	0.00%	0.00%
Foreign tax rate	(0.24%)	(5.80%)	8.80%
Tax uncertainties	3.84%	13.04%	(3.18%)
Income tax (expense) benefit, net	3.60%	7.24%	5.62%
Foreign tax rate	$ 142	$ 1,297	$ 5,339
Tax uncertainties	(2,167)	(2,915)	(1,892)
Income Tax (Expense)Benefit	$ (2,025)	$ (1,618)	$ 3,447